Streaming Arrangement (Tables)	12 Months Ended
Jun. 30, 2021
Streaming Contract Liabilities [Abstract]
Disclosure of reconciliation of the streaming contract liability
Reconciliation of the streaming contract liability:

SA Rand
Figures in million	2021
Balance at 1 October 2020 – initial recognition	1 417
Finance costs related to significant financing component	71
Non-cash consideration for delivery of gold ounces (included in Revenue)	(397)
Balance as at 30 June 2021	1 091
– Current	396
– Non-current	695